Lease Transactions (Tables)	6 Months Ended
Sep. 30, 2023
Leases [Abstract]
Profit or Loss of Lease Transactions
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2022 and September 30, 2023:

	September 30, 2022	September 30, 2023
	(in millions)
Sales type and direct financing leases:
Finance income on net investment	¥61,812	¥68,780
Operating leases:
Lease income	1,799	3,937
Total	¥63,611	¥72,717